Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 208,056	$ 86,000
Restricted cash, current (Note 8)	3,769	3,352
Trade accounts receivable, net	10,889	24,765
Inventories (Note 4)	14,247	14,368
Due from related parties (Note 3)	1,209	245
Other current assets	5,284	1,350
Prepaid expenses and other receivables	8,604	4,350
Total Current Assets	252,058	134,430
FIXED ASSETS
Advances for vessels under construction and acquisition of vessels (Note 6)	127,910	454,612
Vessels and other fixed assets, net (Note 5)	1,757,552	1,441,851
Total Fixed Assets	1,885,462	1,896,463
OTHER NON-CURRENT ASSETS
Long-term investment (Note 3)	844	634
Deferred finance charges, net	16,037	8,029
Restricted cash, non-current (Note 8)	10,228	10,620
Fair value of above market acquired time charter (Note 7)	254	11,908
TOTAL ASSETS	2,164,883	2,062,084
CURRENT LIABILITIES
Current portion of long term debt (Note 8)	127,141	88,317
Lease commitments short term (Note 5)	4,490	0
Excel Vessel Bridge Facility from related parties, current portion (Note 3 & Note 8)	0	8,168
Accounts payable	9,436	18,487
Advances from sale of vessel (Note 5)	0	1,100
Due to related parties (Note 3)	422	2,166
Due to managers	2,291	0
Accrued liabilities (Note 15)	14,773	13,738
Derivative liability, current (Note 19)	5,931	5,722
Deferred revenue	2,465	2,500
Total Current Liabilities	166,949	140,198
NON-CURRENT LIABILITIES
8.00% 2019 Notes (Note 8)	50,000	50,000
Long term debt (Note 8)	734,597	667,315
Lease commitments long term (Note 5)	75,030	0
Excel Vessel Bridge Facility from related parties, non current portion (Note 3 & Note 8)	0	47,993
Derivative liability, non-current (Note 19)	2,518	2,010
Other non-current liabilities	431	266
TOTAL LIABILITIES	$ 1,029,525	$ 907,782
COMMITMENTS & CONTINGENCIES (Note 17)
STOCKHOLDERS' EQUITY
Preferred Stock; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2014 and 2015 (Note 9)	$ 0	$ 0
Common Stock, $0.01 par value, 300,000,000 shares authorized; 109,426,236 and 219,105,712 shares issued and outstanding at December 31, 2014 and 2015, respectively (Note 9)	2,191	1,094
Additional paid in capital (Note 9)	2,006,687	1,567,713
Accumulated other comprehensive income/ (loss) (Note 19)	(1,216)	(378)
Accumulated deficit	(872,304)	(414,127)
Total Stockholders' Equity	1,135,358	1,154,302
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,164,883	$ 2,062,084